Note 9 - Leases	12 Months Ended
Mar. 31, 2012
Leases of Lessee Disclosure [Text Block]
9.        LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment.  Certain leases that meet one or more of the criteria set forth in the provision of ASC Topic 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales results from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC Topic 840.

Operating Leases—The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network.  The leases for domestic backbone connectivity are generally non-cancelable for a minimum one-year lease period.  The leases for international backbone connectivity for mainly two-year lease period are substantially non-cancelable.  The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2020.

Refundable guarantee deposits as of March 31, 2011 and 2012 consist of as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Head office	¥1,473,811	1,470,812	17,847
Sales and subsidiaries offices	386,870	402,256	4,881
Others	29,115	26,747	325

Total refundable guarantee deposits	¥1,889,796	1,899,815	23,053

Lease expenses related to backbone lines for the years ended March 31, 2010, 2011 and 2012 amounted to ¥3,698,901 thousand, ¥3,688,077 thousand and ¥3,370,813 thousand ($40,903 thousand), respectively. Lease expenses for local access lines for the years ended March 31, 2010, 2011 and 2012, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥8,481,677 thousand, ¥16,881,778 thousand and ¥23,101,650 thousand ($280,326 thousand), respectively. Other lease expenses for the years ended March 31, 2010, 2011 and 2012 amounted to ¥8,159,661 thousand, ¥6,424,099 thousand and ¥5,949,230 thousand ($72,191 thousand), respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥12,780 thousand, ¥12,313 thousand and ¥2,394 thousand ($29 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

Capital Leases—The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM equipment procured from third party vendors, which amounted to ¥255,960 thousand and ¥367,203 thousand ($4,456 thousand), to the leasing companies for the years ended March 31, 2011 and 2012, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥276,503 thousand due by February 2016 and ¥398,652 thousand ($4,837 thousand) due by December 2016, related to the lease contracts made in the years ended March 31, 2011 and 2012, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥17,294,421 thousand and ¥11,337,457 thousand at March 31, 2011 and ¥20,180,641 thousand ($244,881 thousand) and ¥12,846,091 thousand ($155,880 thousand) at March 31, 2012, respectively.

Lessee Future Minimum Lease Payments—As of March 31, 2012, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2013	¥150,800	¥2,458,798	¥3,142,808	$1,830	$29,836	$38,136
2014	76,000	708,985	2,416,267	922	8,603	29,320
2015	1,914	411,522	1,779,089	23	4,994	21,589
2016		386,597	629,468		4,691	7,638
2017		379,257	37,503		4,602	455
2018 and thereafter		120,545	1,152		1,463	14

Total minimum lease payments	¥228,714	¥4,465,704	8,006,287	$2,775	$54,189	97,152

Less amounts representing interest			267,754			3,250

Present value of net minimum capital lease payments			7,738,533			93,902
Less current portion			2,997,292			36,370

Noncurrent portion			¥4,741,241			$57,532

Sales-Type Leases—The components of the net investment in sales-type leases as of March 31, 2011 and 2012 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Year ending March 31:
2013		¥475,915	$5,775
2014		380,993	4,623
2015		326,314	3,959
2016		247,280	3,001
2017		-	-

Total minimum lease payments to be received*	¥1,728,450	¥1,430,502	$17,358
Estimated residual value of leased property (unguaranteed)	215,917	-	-
Less unearned income	62,625	37,911	460
Net investment in sales-type leases	1,881,742	1,392,591	16,898
Less current portion	615,333	457,145	5,547
Non-current net investment in sales-type leases	¥1,266,409	¥935,446	$11,351

*Estimated executory costs, including profit thereon, of ¥293,352 thousand and ¥233,682 thousand ($2,836 thousand) were excluded from total minimum lease payments to be received as of March 31, 2011 and 2012, respectively.